Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY  10019

July 12, 2019

FILED VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:                             Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust are the XBRL risk/return summaries and corresponding XBRL exhibits, noted below, that mirror the revisions to the risk/return summaries described for the Funds noted on Appendix A and filed pursuant to Rule 497(e) under the 1933 Act on June 28, 2019.  This June 28, 2019 Rule 497(e) filing (Accession No. 0001193125-19-184551) is hereby incorporated by reference to today’s Rule 497(e) filing.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Secretary
Rafferty Asset Management, LLC

Appendix A

Direxion Auspice Broad Commodity Strategy ETF

Direxion All Cap Insider Sentiment Shares

Direxion NASDAQ-100® Equal Weighted Index Shares

Direxion Zacks MLP High Income Index Shares

Direxion Russell 1000® Value Over Growth ETF

Direxion Russell 1000® Growth Over Value ETF

Direxion Russell Large Over Small Cap ETF

Direxion Russell Small Over Large Cap ETF

Direxion MSCI USA Cyclicals Over Defensives ETF

Direxion MSCI USA Defensives Over Cyclicals ETF

Direxion MSCI Emerging Over Developed Markets ETF

Direxion MSCI Developed Over Emerging Markets ETF

Direxion FTSE Russell US Over International ETF

Direxion FTSE Russell International Over US ETF